LOANS AND LEASES - Leasing Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Receivables [Abstract]
Sales-Type and Direct Financing Leases, Lease Receivable, to be Received, Year One	$ 233,153
Sales-Type and Direct Financing Leases, Lease Receivable, to be Received, Year Two	194,207
Sales-Type and Direct Financing Leases, Lease Receivable, to be Received, Year Three	133,930
Sales-Type and Direct Financing Leases, Lease Receivable, to be Received, Year Four	86,042
Sales-Type and Direct Financing Leases, Lease Receivable, to be Received, Year Five	44,019
Sales-Type and Direct Financing Leases, Lease Receivable, to be Received, after Year Five	18,450
Sales-type and Direct Financing Leases, Lease Receivable	709,801
Sales-type and Direct Financing Leases, Lease Receivable, Undiscounted Excess Amount	(82,059)
Sales-Type and Direct Financing Leases, Lease Receivable, Payments to be Received	$ 627,742	$ 581,651